Investments in associates and joint ventures (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Banco RCI Brasil
Other information
Current assets	R$ 12,052,008	R$ 9,849,508	R$ 9,057,261
Current liabilities	10,781,921	8,679,715	7,985,647
Cash and cash equivalents	489,400	37,115	47,782
Depreciation and amortization	(1,666)	(977)	(1,600)
Revenue	661,215	1,316,687	1,315,695
Interest income	1,401,154	1,290,703	1,294,119
Interest expense	(547,546)	(575,944)	(626,654)
Tax Income / (expense)	(83,455)	(147,266)	(122,544)
Current financial liabilities (excluding trade and other payables and provisions)	4,178,761	3,130,908	3,897,010
Non-current financial liabilities (excluding trade and other payables and provisions)	6,470,081	4,813,909	4,058,986
Webmotors
Other information
Current assets	241,919	221,313	490,458
Current liabilities	61,290	60,905	50,413
Cash and cash equivalents	1,667	1,034	1,989
Depreciation and amortization	(9,234)	(7,423)	16,353
Revenue	165,049	167,881	127,064
Interest income	5,079	4,134	7,178
Interest expense	0	0	0
Tax Income / (expense)	(26,863)	(16,013)	(12,568)
Current financial liabilities (excluding trade and other payables and provisions)	53,807	49,709	33,320
Non-current financial liabilities (excluding trade and other payables and provisions)	R$ 1,006	R$ 5,458	R$ 3,247